Issued Capital and Reserves	3 Months Ended
Mar. 31, 2025
Issued Capital and Reserves
Issued Capital and Reserves

4. Issued Capital and Reserves

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12.

As of March 31, 2025, no preferred shares had been issued, and all issued common shares issued and outstanding were fully paid.

The number of common shares issued and outstanding developed as follows:

Common shares issued and outstanding at December 31, 2024	224,338,257
Share issuances for option exercises and RSU releases between January to March 2025	821,105
Common shares issued and outstanding at March 31, 2025	225,159,362

The development of the common shares issued and outstanding for the comparative period is as follows:

Common shares issued and outstanding at December 31, 2023	223,988,675
Share issuances for option exercises and RSU releases between January to March 2024	317,005
Common shares issued and outstanding at March 31, 2024	224,305,680